CONDENSED STATEMENTS OF CASH FLOWS (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net (loss) income	$ (719,242)	$ 9,732,124
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of warrant liability	681,000	(9,761,000)
Recovery of offering costs allocated to warrants	(309,534)	0
Income from investments held in Trust Account	(4,604,705)	(1,412,159)
Changes in assets and liabilities:
Prepaid expenses	323,705	317,559
Accounts payable and accrued expenses	2,731,643	148,370
Franchise tax payable	(33,303)	230,387
Marketing service fee	0	150,000
Due to related party	90,000	0
Income taxes payable	(639,735)	(162,410)
Net cash used in operating activities	(2,480,171)	(757,129)
Cash flows from investing activities:
Trust extension funding	(975,000)	0
Cash withdrawn from Trust Account in connection with redemption	179,860,588	0
Cash withdrawn from Trust Account to pay taxes obligation	1,217,500	312,592
Net cash provided by (used in) investing activities	180,103,088	312,592
Cash flows from financing activities:
Redemption of common stock	(179,860,588)	0
Proceeds from issuance of promissory note to related party	1,025,000	0
Net cash provided by (used in) financing activities	(178,835,588)	0
Net change in cash	(1,212,671)	(444,537)
Cash, beginning of the period	1,426,006	1,393,939
Cash, end of the period	213,335	949,402
Supplemental disclosure of cash flow information:
Remeasurement adjustment of carrying value of Class A common stock to redemption amount	4,379,535	1,034,747
Excise tax payable in connection with redemption	1,798,606	0
Impact of the waiver of deferred commission by the underwriters	$ 8,340,466	$ 0